DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Total long-term debt	$ 45,445	$ 49,345
Less: short-term portion	(4,220)	(3,900)
Long-term debt, excluding current maturities	$ 41,225	$ 45,445